Finance cost and income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance cost and income
11.	Finance cost and income
The finance costs included in the income statement are as follows
:

Million US dollar	2019	2018 restated	2017 restated
Interest expense	(4 168)	(4 141)	(4 314)
Capitalization of borrowing costs	19	23	22
Net interest on net defined benefit liabilities	(95)	(94)	(102)
Accretion expense	(650)	(511)	(736)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(393)	(449)	(382)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(180)	19	(306)
Tax on financial transactions	(79)	(110)	(68)
Net mark-to-market results on derivatives related to the hedging of share-based payment	898	(1 774)	(291)
Other financial costs, including bank fees	(225)	(242)	(136)
	(4 873)	(7 279)	(6 313)
Exceptional finance cost	(222)	(1 982)	(693)
Finance costs	(5 095)	(9 261)	(7 006)
Finance income included in the income statement is as follows:

Million US dollar	2019	2018 restated	2017 restated
Interest income	410	333	289
Hyperinflation monetary adjustments	86	46	—
Other financial income	21	56	91
	518	435	380
Exceptional finance income	1 104	—	—
Finance income	1 622	435	380
Finance costs, excluding exceptional items, decreased by 2 406m US dollar compared to 2018 mainly as a result of mark-to-market
on certain derivatives related to the hedging of share-based payment programs. In 2019, the mark-to-market
on such derivatives amounted to a gain of 898m US dollar (2018: 1 774m US dollar loss; 2017: 291m US dollar loss).
Borrowing costs capitalized relate to the capitalization of interest expenses directly attributable to the acquisition and construction of qualifying assets mainly in China and South Africa. Interest is capitalized at a borrowing rate ranging from 3% to 4%.
In 2019, accretion expense includes interest on lease liabilities of 124m US dollar (2018: 111m US dollar; 2017: 123m US dollar)
.
Interest expenses is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 29
Risks arising from financial instruments
.

Exceptional finance cost for 2019 includes:

•	188m US dollar write-off on the company’s investment in Delta Corporation Ltd following the entry of Zimbabwe in a hyperinflation economy;

•
34m US dollar of interest paid to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program (2018: nil; 2017: 44m US dollar).

Exceptional finance income for 2019 includes:

•
445m US dollar resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo (2018: 873m US dollar loss; 2017: 146m US dollar). See also Note 23
Changes in equity and earnings per share
;

•
433m US dollar resulting from
mark-to-market
adjustments on derivatives entered into to hedge the restricted shares issued in connection with the combination with SAB (2018: 849m US dollar loss; 2017: 142m US dollar loss);

•
226m US dollar gains resulting from the early termination of certain bonds, income related to the reduction of deferred considerations on acquisitions and foreign exchange translation gains on intragroup loans that were historically reported in equity and were recycled to profit and loss account upon the reimbursement of these loans (2018: 260m US dollar loss; 2017: 261m US dollar loss
).

Exceptional net finance cost for 2017 also includes 100m US dollar related to accelerated accretion expenses associated to the repayment of the 2015 senior facilities agreement and the early redemption of certain notes. See also Note 24
Interest-bearing loans and borrowings
.
No interest income was recognized on impaired financial assets.
The interest income stems from the following financial assets:

Million US dollar	2019	2018	2017
Cash and cash equivalents	237	256	207
Investment debt securities held for trading	9	22	16
Other loans and receivables	164	55	64
Total	410	333	287
The interest income on other loans and receivables includes the interest accrued on cash deposits given as guarantees for certain legal proceedings pending resolution.
For further information on instruments hedging AB InBev’s foreign exchange risk see Note 29
Risks arising from financial instruments.